Minimum future lease payments for operating and capital leases (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Lease Obligations [Line Items]
2017	$ 325
2018	260
2019	194
2020	130
2021	133
Thereafter	437
Total Minimum Lease Payments	1,479
2017	275
2018	275
2019	275
2020	191
2021	175
Thereafter	0
Total Minimum Lease Payments	1,191
Less: Amount representing interest	(76)
Present value of minimum lease payments	$ 1,115